Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, non-trade	$ 49,707	$ 109,114
Accounts receivable, related party balance	38,616	16,371
Accumulated depreciation on vessels and equipment	2,627,499	2,135,780
Accumulated amortization on vessels under capital lease	50,898	152,020
Amounts due to joint venture partners	$ 0	$ 13,282
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	725,000,000	725,000,000
Common stock, share issued	73,299,702	71,528,599
Common stock, share outstanding	72,500,502	70,729,399
Minimum [Member]
Range of interest	0.00%	0.00%
Maximum [Member]
Range of interest	8.00%	8.00%